COMMITMENTS AND CONTINGENCY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Commitments [Line Items]
Lease Expiration Date	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Current	$ 91,336
Operating Leases, Rent Expense	136,784	124,373	161,362
Contingency, Description	The Labor Contract Law of the Peoples Republic of China, requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Expected Severance Cost	$ 336,341	$ 269,656
Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	3 years
Non Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	1 year